Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Equity Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potentially Dilutive Equity Securities [Abstract]
Convertible Preferred Stock	700,000,000	700,000,000